Fair Value of Financial Instruments (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Derivative financial instruments	$ 1,338,491	$ 17,227,709	$ 1,190,073
Derivative financial instruments and warrant liability	11,740,652
Level 1 [Member]
Statement Line Items [Line Items]
Derivative financial instruments		15,709,460
Derivative financial instruments and warrant liability	10,402,161
Level 2 [Member]
Statement Line Items [Line Items]
Derivative financial instruments		1,518,249	1,190,073
Derivative financial instruments and warrant liability	1,338,491
Level 3 [Member]
Statement Line Items [Line Items]
Derivative financial instruments
Derivative financial instruments and warrant liability